Revenue Disaggregation and Operating Segments (Details) $ in Thousands	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($) item	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) item	Sep. 30, 2022 USD ($) item	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)
Revenue Recognition
Revenue	$ 2,798	$ 3,708		$ 8,130	$ 10,458	$ 13,600	$ 11,299
Number of products in development stage | item			2			2
United States
Revenue Recognition
Revenue	2,412	2,745		6,565	7,897	$ 10,297	8,275
Australia
Revenue Recognition
Revenue	164	278		533	849	1,039	1,086
Europe
Revenue Recognition
Revenue	206	653		1,009	1,622	2,127	1,824
Rest of world
Revenue Recognition
Revenue	16	32		23	$ 90	137	114
Obalon Therapeutics Inc.
Revenue Recognition
Revenue			$ 0	$ 0
ReShape Vest and Diabetes Bloc-Stim Neuromodulation Products
Revenue Recognition
Revenue	$ 0	$ 0				$ 0	$ 0
Number of products in development stage | item	2			2